Related Party Transactions (Compensation to Key Management Personnel) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Total	$ 58	$ 24
Salaries and other short-term benefits	11	12
Share-based compensation	43	6
Post-employment benefits	2	2
Termination benefits	$ 2	$ 4